Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

A summary of premises and equipment at December 31, 2011 and 2010 is as follows:

	2011	2010

Land and land improvements	$10,120,668	$10,324,154
Buildings and improvements	33,652,171	32,209,975
Furniture and equipment	12,013,172	10,992,544
Construction in progress	277,031	207,880

Total	56,063,042	53,734,553
Less accumulated depreciation	18,109,670	16,754,050

Net premises and equipment	$37,953,372	$36,980,503

Depreciation expense for the past three years is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Depreciation expense	$1,940,319	$1,963,842	$2,044,257